Contract Assets and Receivable, Net - Schedule of Contract Assets and Receivables and Guarantee Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract Assets
Short-term:
Gross	¥ 2,507,733	¥ 3,121,477
Allowance	(97,712)	(79,375)
Net	2,410,021	3,042,102
Long-term:
Gross	422,307	279,645
Allowance	(40,248)	(34,973)
Net	382,059	244,672
Service Fees Receivable
Short-term:
Gross	631,641	1,008,484
Allowance	(68,292)	(107,886)
Net	563,349	900,598
Guarantee Receivable
Short-term:
Gross	971,651	564,955
Allowance	(50,846)	(21,006)
Net	920,805	543,949
Long-term:
Gross	235,486	105,623
Allowance	(12,494)	(4,061)
Net	¥ 222,992	¥ 101,562